Reorganization, Basis of Presentation and Going Concern - Schedule of Subsidiary (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Agroz Group Sdn. Bhd. (“Agroz Group”) [Member]
Schedule of Subsidiary [Line Items]
Date and place of incorporation and operation	November 20, 2020 Malaysia
Issued share capital	$ 1,000
Principal activities	Offering farm solutions, and selling fresh produce from the CEA vertical farms
Direct [Member]
Schedule of Subsidiary [Line Items]
Percentage of shareholding %	100.00%
Indirect [Member]
Schedule of Subsidiary [Line Items]
Percentage of shareholding %